Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Computation of Diluted Net Income (Loss) Per Share Anti-Dilutive

The following table presents the Company’s financial liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024. See Note 7 for a rollforward of the derivative liabilities.

	Fair value measured as of December 31, 2025
Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability – issuance of warrants	$347,731	$-	$-	$347,731
Derivative liability – convertible debt conversion feature	339,196	-	-	339,196
Total fair value	$686,927	-	$-	686,927

Fair value measured as of December 31, 2024
Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3 )
Derivative liability – issuance of warrants	$-	$-	$-	$-
Derivative liability – convertible debt conversion feature	-	-	-	-
Total fair value	$-	-	$-	-

Schedule of Computation of Diluted Net Income (Loss) Per Share Anti-Dilutive

The following table presents a summary of outstanding securities considered in the calculation of diluted net income (loss) per share, including a reconciliation of net income (loss) to net income (loss) available to common stockholders for the years ended December 31, 2025 and 2024, as well as securities whose potential dilutive effect was excluded from the computation of diluted net income (loss) per share because their inclusion would have been anti-dilutive.

	2025	2024
Weighted average common shares outstanding used in calculating basic earnings per share	4,930,287	4,800,524
Warrants to purchase Common Stock	64,966	15,096
Options to purchase Common Stock	2,969,860	2,979,860
Convertible notes	125,323	-
Series D Preferred Stock	101,565	62,441
Series C Preferred Stock	1,204,040	1,204,040
Series B Preferred Stock	1,471,487	1,471,487
Series A-2 Preferred Stock	442,402	442,402
Series A-1 Preferred Stock	651,465	651,465
Series A Preferred Stock	846,368	846,368
Dilutive effect excluded from earnings per share	(7,877,476)	(7,673,159)
Weighted average common shares used in calculating diluted earnings per share	4,930,287	4,800,524

Schedule of Revenue by Contract Type

The Company’s revenue by contract type is as follows:

	For the Years Ended December 31,
	2025	2024
Revenues
BioCheck	$152,047	$177,283
OneTest	1,803,707	1,490,881
CLIAx	89,379	84,179
Total revenues	$2,045,133	$1,752,343

Schedule of Contract Liabilities From Contracts With Customers

The following table provides information about contract liabilities from contracts with customers as of December 31, 2025 and 2024.

	2025	2024
OneTest ‒ commercial clients	$350,871	$366,451
OneTest ‒ individuals	64,000	104,000
Royalty	41,816	50,000
Total deferred revenue	$456,687	$520,451
Less: current portion	(414,871)	(470,451)
Long-term deferred revenue	$41,816	50,000

Schedule of Contract Liabilities

Significant changes in the contract liabilities balance during the period are as follows:

Contract Liabilities
Balance, December 31, 2024	$520,451
Non-cancelable contracts with customers entered during the period	1,423,724
Revenue recognized related to non-cancelable contracts with customers during the period	(1,487,488)
Balance, December 31, 2025	$456,687